Financial Instruments and Risk Management (Details) - Schedule of reconciliation from opening balances to closing balances - Derivative liability – non-tradeable warrants [Member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risk Management (Details) - Schedule of reconciliation from opening balances to closing balances [Line Items]
Balance at beginning
Issued in the HL Transaction/Fusion Fuel re-organization	€ 20,568
Fair value movement in derivates / share-based payment expensed	(3,909)
Balance at ending	€ 16,659